Pension Plans and Other Postretirement Benefit Plans - Summary of Weighted-Average Asset Allocation of the Pension Plans (Details) - MSGE SPINCO, INC [Member]	Jun. 30, 2022	Jun. 30, 2021
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of weighted-average asset allocation	100.00%	100.00%
Fixed income securities [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of weighted-average asset allocation	78.00%	98.00%
Equity securities [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of weighted-average asset allocation	14.00%	0.00%
Cash equivalents [Member]
Defined Benefit Plan, Plan Assets, Allocations [Abstract]
Percentage of weighted-average asset allocation	8.00%	2.00%